GENERAL (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Three Customers [Member] | Sales Revenue, Net [Member]
Business Acquisition, Contingent Consideration [Line Items]
Concentration Risk, Percentage	23.00%	36.00%	39.00%